UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Short Duration Income Fund

Investor Class (TSDLX)

This semi-annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$20	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$63,223
Number of Portfolio Holdings	428

Portfolio Turnover Rate	52.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	9.6
A Rated	19.8
BBB Rated	22.9
BB Rated and Below	9.1
Not Rated	1.2
U.S. Government Agency Securities	5.7
U.S. Treasury Securities	13.9
Reserves	-

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	13.9%
Federal National Mortgage Assn.	3.3
BANK5	1.1
Federal Home Loan Mortgage	1.0
Sierra Timeshare Receivables Funding	1.0
Octane Receivables Trust	0.9
SMB Private Education Loan Trust	0.9
General Motors Financial	0.9
SBA Tower Trust	0.8
Santander Bank Auto Credit-Linked Notes	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1305-053 1/25

Short Duration Income Fund

Investor Class (TSDLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Short Duration Income Fund

I Class (TSIDX)

This semi-annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$15	0.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$63,223
Number of Portfolio Holdings	428

Portfolio Turnover Rate	52.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	9.6
A Rated	19.8
BBB Rated	22.9
BB Rated and Below	9.1
Not Rated	1.2
U.S. Government Agency Securities	5.7
U.S. Treasury Securities	13.9
Reserves	-

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	13.9%
Federal National Mortgage Assn.	3.3
BANK5	1.1
Federal Home Loan Mortgage	1.0
Sierra Timeshare Receivables Funding	1.0
Octane Receivables Trust	0.9
SMB Private Education Loan Trust	0.9
General Motors Financial	0.9
SBA Tower Trust	0.8
Santander Bank Auto Credit-Linked Notes	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1306-053 1/25

Short Duration Income Fund

I Class (TSIDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSDLX Short Duration Income
Fund
TSIDX Short Duration Income
Fund–
.
I Class

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9.30 $ 9.23 $ 9.51 $ 10.05 $ 10.00
Investment activities
Net investment income
(2)(3)
0.24 0.44 0.31 0.17 0.07
Net realized and unrealized
gain/loss 0.11 0.07 (0.29) (0.53) 0.05
Total from investment
activities 0.35 0.51 0.02 (0.36) 0.12
Distributions
Net investment income (0.24) (0.44) (0.30) (0.17) (0.07)
Net realized gain — — — (0.01) —
Total distributions (0.24) (0.44) (0.30) (0.18) (0.07)
NET ASSET VALUE
End of period $ 9.41 $ 9.30 $ 9.23 $ 9.51 $ 10.05

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(4)
3.78% 5.66% 0.26% (3.64)% 1.21%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.95%
(5)
1.01% 1.05% 0.97% 1.32%
(5)
Net expenses after waivers/
payments by Price Associates 0.40%
(5)
0.41% 0.40% 0.40% 0.40%
(5)
Net investment income 5.08%
(5)
4.76% 3.30% 1.72% 1.47%
(5)
Portfolio turnover rate 52.0% 88.7% 96.9% 60.1% 24.7%
Net assets, end of period (in
thousands) $36,563 $33,978 $29,420 $31,100 $42,912
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9.30 $ 9.22 $ 9.51 $ 10.05 $ 10.00
Investment activities
Net investment income
(2)(3)
0.24 0.45 0.32 0.19 0.07
Net realized and unrealized
gain/loss 0.11 0.08 (0.30) (0.54) 0.06
Total from investment activities 0.35 0.53 0.02 (0.35) 0.13
Distributions
Net investment income (0.24) (0.45) (0.31) (0.18) (0.08)
Net realized gain — — — (0.01) —
Total distributions (0.24) (0.45) (0.31) (0.19) (0.08)
NET ASSET VALUE
End of period $ 9.41 $ 9.30 $ 9.22 $ 9.51 $ 10.05
Ratios/Supplemental Data
Total return
(3)(4)
3.84% 5.88% 0.26% (3.53)% 1.27%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.87%
(5)
0.94% 0.97% 0.93% 1.49%
(5)
Net expenses after waivers/
payments by Price Associates 0.29%
(5)
0.30% 0.30% 0.29% 0.29%
(5)
Net investment income 5.18%
(5)
4.86% 3.41% 1.98% 1.57%
(5)
Portfolio turnover rate 52.0% 88.7% 96.9% 60.1% 24.7%
Net assets, end of period (in
thousands) $26,660 $20,964 $18,914 $17,250 $251
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average share s outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  29.8%
Car Loan  8.1%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 75 75
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 203 206
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 250 250
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 100 99
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 100 99
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185 186
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 212
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 138
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  86 82
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  45 43
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 60 61

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 80 81
Enterprise Fleet Financing
Series 2021-2, Class A2
0.48%, 5/20/27 (1) — —
Enterprise Fleet Financing
Series 2021-3, Class A2
0.77%, 8/20/27 (1) 1 1
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 17 17
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 175 176
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 50 50
Exeter Automobile Receivables Trust
Series 2022-1A, Class C
2.56%, 6/15/28  62 61
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 46
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48%, 8/15/30  110 111
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  230 231
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  45 46
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 147
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 101
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 245
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  125 127

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 232
Honda Auto Receivables Owner Trust
Series 2021-4, Class A4
1.14%, 6/21/28  40 39
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 199 201
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 250 250
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 173 175
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 9 9
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 222 225
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 252
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 97
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 76 75
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 30 30
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 142 143

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 100 101
5,137
Other Asset-Backed Securities  20.2%
AMSR Trust
Series 2020-SFR3, Class C
2.056%, 9/17/37 (1) 155 151
Amur Equipment Finance Receivables IX
Series 2021-1A, Class D
2.30%, 11/22/27 (1) 260 260
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 147
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 42 42
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 101
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/31 (1) 172 172
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 7.367%, 1/20/33 (1) 250 250
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 50 49
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 168 159
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/30 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 251
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.723%, 11/15/30 (1) 184 184
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 20 20
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 99

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 100 101
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 106
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 90 89
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 27 27
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 52 52
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 93 90
Dryden 45 Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 6.306%, 10/15/30 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 39 38
Elara HGV Timeshare Issuer
Series 2019-A, Class C
3.45%, 1/25/34 (1) 17 17
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 218
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 149 158
Fortress Credit Bsl VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.209%, 7/23/32 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.032%, 10/18/33 (1) 250 251
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 93 91
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 241 226
Hilton Grand Vacations Trust
Series 2018-AA, Class C
4.00%, 2/25/32 (1) 57 56
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 50 49
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 61 63
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 96 93
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 102
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 101
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 359 341
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 50 49
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.667%, 10/20/29 (1) 250 250
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.432%, 10/18/30 (1) 250 250
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.919%, 7/16/31 (1) 124 124
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 223 223

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.597%, 7/23/32 (1) 250 250
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 70 68
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 31 29
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 80 75
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 116 116
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 220 221
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 5.999%, 7/20/29 (1) 37 37
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.767%, 10/20/30 (1) 161 161
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 7 7
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 150
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 20 20
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 202
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 31 31
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 84 85
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.789%, 7/30/31 (1) 132 132
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 102
Progress Residential
Series 2021-SFR3, Class A
1.637%, 5/17/26 (1) 148 142
Progress Residential
Series 2021-SFR3, Class E1
2.538%, 5/17/26 (1) 150 144
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 191
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 190
Regatta XIII Funding
Series 2018-2A, Class CR, CLO, FRN
3M TSFR + 2.70%, 7.356%, 7/15/31 (1) 250 251
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.276%, 7/25/31 (1) 250 250
Sabey Data Center Issuer
Series 2020-1, Class A2
3.812%, 4/20/45 (1) 35 35
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 94
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 235 243
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 87
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 50 50
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 46 44
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 15 15

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sierra Timeshare Receivables Funding
Series 2021-1A, Class D
3.17%, 11/20/37 (1) 387 373
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 151 146
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1) 250 250
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M TSFR + 2.112%, 6.737%, 10/25/29 (1) 250 250
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 6.259%, 4/16/31 (1) 250 250
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 6.518%, 1/15/34 (1) 250 251
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.266%, 1/29/32 (1) 250 250
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.817%, 10/20/30 (1) 113 113
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.867%, 7/20/31 (1) 168 169
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 99
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 178 179
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.956%, 1/25/34 (1) 250 251
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 77 78
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100 101

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/31 (1) 250 250
12,779
Student Loan  1.5%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 46 43
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 19 19
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 183 179
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 62 59
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 39 38
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 69 65
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 2 2
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 144
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 286 272
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 5.454%, 1/15/53 (1) 129 127
948
Total Asset-Backed Securities (Cost $18,742) 18,864
BANK LOANS  1.0% (2)
Communications  0.4%
Altice France, FRN, 1M TSFR + 4.00%, 8.682%, 8/14/26  79 67
Clear Channel International, 7.50%, 4/1/27 (3) 135 133
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.174%, 4/15/27  79 73
273

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Non-Cyclical  0.2%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.938%, 5/10/27  129 129
129
Insurance  0.4%
Asurion, FRN, 1M TSFR + 3.25%, 7.937%, 12/23/26  111 111
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/31/28  100 98
209
Total Bank Loans (Cost $620) 611
CORPORATE BONDS  37.0%
Banking  7.8%
American Express, VR, 5.645%, 4/23/27 (4) 200 202
Banco de Bogota, 6.25%, 5/12/26  200 200
Banco Santander, 2.746%, 5/28/25  200 198
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 150
Bank of America, VR, 5.08%, 1/20/27 (4) 150 150
Barclays, VR, 5.304%, 8/9/26 (4) 200 200
Barclays, VR, 7.325%, 11/2/26 (4) 200 204
Capital One Financial, VR, 5.70%, 2/1/30 (4)(5) 35 36
Capital One Financial, VR, 6.312%, 6/8/29 (4) 225 233
Danske Bank, VR, 4.613%, 10/2/30 (1)(4) 200 196
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 200 202
Fifth Third Bancorp, 2.375%, 1/28/25  25 25
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (4) 30 30
HDFC Bank, 5.686%, 3/2/26  200 202
HSBC Holdings, VR, 5.13%, 11/19/28 (4) 200 201
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 200 203
Ipoteka-Bank ATIB, 5.50%, 11/19/25  200 197
JPMorgan Chase, VR, 4.979%, 7/22/28 (4) 200 201
JPMorgan Chase, VR, 5.04%, 1/23/28 (4) 95 96
Lloyds Banking Group, VR, 5.462%, 1/5/28 (4) 200 202
National Bank of Canada, 4.50%, 10/10/29 (5) 250 246
NatWest Group, VR, 7.472%, 11/10/26 (4) 200 204
PNC Financial Services Group, VR, 4.758%, 1/26/27 (4) 120 120
Santander Holdings USA, VR, 6.124%, 5/31/27 (4)(5) 20 20
Standard Chartered, VR, 5.688%, 5/14/28 (1)(4) 200 203
Standard Chartered, VR, 6.17%, 1/9/27 (1)(4) 200 202
Truist Financial, VR, 6.047%, 6/8/27 (4) 200 204
U.S. Bancorp, VR, 5.384%, 1/23/30 (4) 30 30
UBS Group, VR, 4.488%, 5/12/26 (1)(4) 200 200

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo, VR, 4.54%, 8/15/26 (4) 150 150
4,907
Basic Industry  1.8%
Celanese U.S. Holdings, 6.05%, 3/15/25  42 42
CVR Partners, 6.125%, 6/15/28 (1) 160 155
FMC, 3.45%, 10/1/29  200 185
LG Chem, 4.375%, 7/14/25  200 199
Nutrien, 4.90%, 3/27/28  50 51
POSCO, 5.625%, 1/17/26 (1) 200 202
Sasol Financing USA, 4.375%, 9/18/26  260 251
Sherwin-Williams, 4.55%, 3/1/28  40 40
1,125
Brokerage Asset Managers Exchanges  1.1%
AG Issuer, 6.25%, 3/1/28 (1) 160 158
LPL Holdings, 5.70%, 5/20/27  291 296
LPL Holdings, 6.75%, 11/17/28  45 48
LSEGA Financing, 1.375%, 4/6/26 (1) 200 192
694
Capital Goods  1.3%
AGCO, 5.45%, 3/21/27  250 252
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 2.196%, 2/4/26  80 77
Boeing, 6.259%, 5/1/27 (1) 133 136
Huntington Ingalls Industries, 5.353%, 1/15/30  25 25
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 2/15/26  75 76
Republic Services, 4.875%, 4/1/29  20 20
839
Communications  3.4%
American Tower, 3.55%, 7/15/27  200 194
Axian Telecom, 7.375%, 2/16/27  200 201
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1)(5) 30 29
Crown Castle, 5.00%, 1/11/28  175 176
Crown Castle, 5.60%, 6/1/29  105 108
KT, 4.125%, 2/2/28 (1) 200 197
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  200 200
SBA Tower Trust, 1.631%, 11/15/26 (1) 150 140
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 243
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 119
Townsquare Media, 6.875%, 2/1/26 (1) 165 164
Univision Communications, 6.625%, 6/1/27 (1) 160 159
VEON Holdings, 4.00%, 4/9/25  200 197
2,127

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Cyclical  5.3%
Advance Auto Parts, 5.90%, 3/9/26  140 141
BMW U.S. Capital, 4.60%, 8/13/27 (1) 75 75
Carnival, 7.625%, 3/1/26 (1) 145 146
Cencosud, 4.375%, 7/17/27 (1) 200 195
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 150
Darden Restaurants, 4.35%, 10/15/27  85 84
Dollar General, 4.125%, 5/1/28  200 195
Ford Motor Credit, 6.798%, 11/7/28  200 210
General Motors Financial, 5.35%, 7/15/27  250 253
General Motors Financial, 5.40%, 4/6/26  155 156
General Motors Financial, 5.40%, 5/8/27  80 81
General Motors Financial, 5.55%, 7/15/29  45 46
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 80
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 202
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 51
Marriott International, 4.90%, 4/15/29  21 21
O'Reilly Automotive, 5.75%, 11/20/26  30 30
Sands China, 3.80%, 1/8/26  200 196
Starbucks, 3.50%, 3/1/28  150 146
Uber Technologies, 4.50%, 8/15/29 (1) 138 135
VF, 2.40%, 4/23/25  150 148
VF, 2.80%, 4/23/27  100 94
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 199
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 203
3,388
Consumer Non-Cyclical  3.2%
CSL Finance, 3.85%, 4/27/27 (1) 25 25
CVS Health, 2.875%, 6/1/26  80 78
CVS Health, 4.30%, 3/25/28  250 245
HCA, 5.25%, 4/15/25  200 200
HCA, 5.625%, 9/1/28  200 204
Heineken, 3.50%, 1/29/28 (1) 150 145
Hikma Finance USA, 3.25%, 7/9/25  200 197
Icon Investments Six, 5.809%, 5/8/27  200 204
IQVIA, 6.25%, 2/1/29  65 68
Kroger, 4.60%, 8/15/27  50 50
Kroger, 4.70%, 8/15/26  65 65
LifePoint Health, 4.375%, 2/15/27 (1) 140 136
Mattel, 5.875%, 12/15/27 (1) 150 151
Solventum, 5.45%, 2/25/27 (1) 105 106

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  185 176
2,050
Electric  1.6%
AES, 3.30%, 7/15/25 (1) 100 99
American Electric Power, 5.20%, 1/15/29  105 107
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 198
DTE Energy, 4.95%, 7/1/27  40 40
Engie Energia Chile, 4.50%, 1/29/25  200 200
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 30 30
Pacific Gas & Electric, 3.50%, 6/15/25  100 99
PacifiCorp, 5.10%, 2/15/29  30 30
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
Vistra Operations, 5.125%, 5/13/25 (1) 58 58
991
Energy  3.9%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Crescent Energy Finance, 9.25%, 2/15/28 (1) 120 126
Diamondback Energy, 5.20%, 4/18/27  40 40
Enbridge, 5.90%, 11/15/26  60 61
Enbridge, 6.00%, 11/15/28  50 52
Energy Transfer, 2.90%, 5/15/25  100 99
Energy Transfer, 5.25%, 7/1/29  120 122
Expand Energy, 8.375%, 9/15/28 (5) 175 180
Geopark, 5.50%, 1/17/27  200 193
GS Caltex, 1.625%, 7/27/25  200 196
Kosmos Energy, 7.125%, 4/4/26  200 197
NGL Energy Operating, 8.125%, 2/15/29 (1) 160 163
Occidental Petroleum, 3.20%, 8/15/26  150 145
Occidental Petroleum, 5.00%, 8/1/27  65 65
Occidental Petroleum, 5.20%, 8/1/29  70 70
ONEOK, 4.25%, 9/24/27  115 114
ONEOK, 5.55%, 11/1/26  60 61
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 80 80
Tengizchevroil Finance International, 4.00%, 8/15/26  200 195
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(3) 100 100
Williams, 5.30%, 8/15/28  200 204
2,468
Finance Companies  1.1%
AerCap Ireland Capital, 6.10%, 1/15/27  150 154
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 119
GATX, 5.40%, 3/15/27  40 40
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 195

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 5.00%, 3/15/27  85 84
OneMain Finance, 3.50%, 1/15/27  85 82
674
Financial Other  0.3%
Emaar Sukuk, 3.635%, 9/15/26  200 196
196
Industrial Other  0.6%
Albion Financing 1, 6.125%, 10/15/26 (1) 200 199
Bidvest Group U.K., 3.625%, 9/23/26  200 194
393
Insurance  3.1%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 224
Athene Global Funding, 5.684%, 2/23/26 (1) 230 232
Centene, 4.625%, 12/15/29  250 239
CNO Global Funding, 1.65%, 1/6/25 (1) 150 150
CNO Global Funding, 1.75%, 10/7/26 (1) 150 141
CNO Global Funding, 4.95%, 9/9/29 (1) 45 45
Corebridge Financial, 3.65%, 4/5/27  200 195
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 40
Health Care Service A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 66
Humana, 1.35%, 2/3/27  70 65
Humana, 5.75%, 3/1/28  25 26
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 176
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 252
Marsh & McLennan, 4.55%, 11/8/27  75 75
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
1,981
Natural Gas  0.4%
Engie, 5.25%, 4/10/29 (1) 200 204
NiSource, 5.25%, 3/30/28  25 25
229
Real Estate Investment Trusts  0.4%
MPT Operating Partnership, 5.00%, 10/15/27 (5) 95 80
MPT Operating Partnership, 5.25%, 8/1/26 (5) 115 104
Service Properties Trust, 4.75%, 10/1/26  69 66
250
Technology  1.1%
Atlassian, 5.25%, 5/15/29  40 40
Cadence Design Systems, 4.20%, 9/10/27  50 50
CDW, 5.10%, 3/1/30  30 30
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 203
Micron Technology, 5.375%, 4/15/28  150 153

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SK Hynix, 6.25%, 1/17/26 (1) 200 202
678
Transportation  0.6%
Avis Budget Car Rental, 4.75%, 4/1/28 (1)(5) 165 156
Avis Budget Car Rental, 5.75%, 7/15/27 (1) 90 89
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 106
391
Total Corporate Bonds (Cost $23,241) 23,381
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Government Sponsored  0.3%
MEGlobal Canada, 5.00%, 5/18/25  200 200
200
Owned No Guarantee  1.9%
Axiata, 4.357%, 3/24/26  200 199
Bank Mandiri Persero, 5.50%, 4/4/26  200 201
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 195
Pertamina Persero, 1.40%, 2/9/26  200 191
QNB Finance, 1.375%, 1/26/26  200 192
State Bank of India, 1.80%, 7/13/26  200 190
1,168
Total Foreign Government Obligations & Municipalities
(Cost $1,373) 1,368
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  9.5%
Collateralized Mortgage Obligations  4.8%
Angel Oak Mortgage Trust
Series 2024-9, Class A2, CMO, STEP
5.341%, 9/25/69 (1) 167 166
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 57 51
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.884%, 1/26/32 (1) 252 253
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 9 9

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 199 199
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 100 100
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 6.284%, 10/25/41 (1) 163 163
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 208 206
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 18 17
EFMT
Series 2024-INV2, Class A1, CMO, ARM
5.035%, 10/25/69 (1) 99 98
EFMT
Series 2024-INV2, Class A2, CMO, ARM
5.289%, 10/25/69 (1) 99 98
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 187 187
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.50%, 10/25/49 (1) 15 14
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.552%, 3/25/50 (1) 68 64
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.859%, 5/25/47 (1) 97 95
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 71 64
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 49 47
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 45 40
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 104 93

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.602%, 10/25/59 (1) 41 42
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 24 23
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 39 36
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 5.452%, 2/25/60 (1) 58 56
OBX Trust
Series 2024-NQM17, Class A3, CMO, STEP
6.015%, 11/25/64 (1) 100 100
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 104 104
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 16 15
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.384%, 1/25/34 (1) 45 45
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.584%, 11/25/43 (1) 94 96
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.984%, 3/25/44 (1) 142 143
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 57 56
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 51 50
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 111 99
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 44 40
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 91 92

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 99 101
3,062
Commercial Mortgage-Backed Securities  4.5%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.874%, 4/15/34 (1) 100 91
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  33 33
BANK5
Series 2024-5YR10, Class AS
5.637%, 10/15/57  55 56
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 57
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  250 260
BANK5
Series 2024-5YR8, Class AS, ARM
6.378%, 8/15/57  95 99
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  191 191
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  94 95
Benchmark Mortgage Trust
Series 2024-V11, Class AM
6.201%, 11/15/57  55 57
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  88 89
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  28 28
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM
6.064%, 8/15/57  75 77
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM
6.364%, 2/15/57  75 78
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.45%, 5/15/41 (1) 176 176

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM
1M TSFR + 1.367%, 5.977%, 12/15/37 (1) 200 200
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 79
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 150 146
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 194
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 7.049%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 6.451%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 6.141%, 7/5/33 (1) 59 53
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 6.744%, 10/15/33 (1) 100 96
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.201%, 5/15/41 (1) 100 100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  190 182
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.35%, 5/15/39 (1) 100 99
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.70%, 6/15/39 (1) 100 100
2,861
Residential Mortgage  0.2%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 96 94
94
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $6,118) 6,017

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.7%
U.S. Government Agency Obligations  5.4%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/52  671 645
Federal Home Loan Mortgage Multifamily Structured PTC,
2.958%, 7/25/26  54 53
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 244
4.06%, 10/25/28  106 104
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37  206 203
5.00%, 5/1/53 - 10/1/53  999 983
5.50%, 8/1/53 - 10/1/54  624 626
6.00%, 6/1/54  269 274
UMBS, TBA, 5.00%, 12/1/54 (6) 285 280
3,412
U.S. Government Obligations  0.3%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  182 190
190
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $3,625) 3,602
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  13.9%
U.S. Treasury Obligations  13.9%
U.S. Treasury Notes, 3.50%, 9/30/26 (7) 2,820 2,785
U.S. Treasury Notes, 3.75%, 8/31/26  900 893
U.S. Treasury Notes, 4.125%, 10/31/26 (5) 1,125 1,123
U.S. Treasury Notes, 4.125%, 11/15/27  1,115 1,115
U.S. Treasury Notes, 4.375%, 7/31/26  1,115 1,118
U.S. Treasury Notes, 4.625%, 6/30/26  555 558
U.S. Treasury Notes, 4.875%, 5/31/26  690 696
U.S. Treasury Notes, 5.00%, 10/31/25  500 503
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,799) 8,791

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  1.8%
Commercial Paper  0.9%
4(2)  0.9%(8)
Crown Castle International, 5.22%, 12/3/24  300 300
FMC, 5.275%, 12/23/24  250 249
549
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.67% (9)(10) 562 562
562
Total Short-Term Investments (Cost $1,111) 1,111
SECURITIES LENDING COLLATERAL  3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.67% (9)(10) 1,924 1,924
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,924
Total Securities Lending Collateral (Cost $1,924) 1,924
Total Investments in Securities
103.9% of Net Assets
(Cost $65,553) $ 65,669
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $30,688 and represents 48.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(6) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $280 and represents 0.4% of net assets.
(7) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $549 and represents
0.9% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTC Pass-Through Certificate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 1,925 50 44 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (5)
Variation margin receivable (payable) on centrally cleared swaps $ 1
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 35 U.S. Treasury Notes five year contracts 3/25 (3,766) $ (30)
Short, 14 U.S. Treasury Notes ten year contracts 3/25 (1,557) (8)
Long, 91 U.S. Treasury Notes two year contracts 3/25 18,756 57
Short, 2 Ultra U.S. Treasury Bonds contracts 3/25 (254) (4)
Short, 6 Ultra U.S. Treasury Notes ten year
contracts 3/25 (689) (12)
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 25++
Totals $ —# $ — $ 25+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 1,047  ¤  ¤ $ 2,486
Total $ 2,486^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $25 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,486.

T. ROWE PRICE Short Duration Income Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $65,553) $ 65,669
Receivable for investment securities sold 547
Interest receivable 469
Cash 199
Receivable for shares sold 132
Due from affiliates 13
Variation margin receivable on centrally cleared swaps 1
Other assets 44
Total assets 67,074
Liabilities
Obligation to return securities lending collateral 1,924
Payable for investment securities purchased 1,712
Payable for shares redeemed 85
Investment management fees payable 15
Variation margin payable on futures contracts 1
Other liabilities 114
Total liabilities 3,851
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 63,223

T. ROWE PRICE Short Duration Income Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,165)
Paid-in capital applicable to 6,719,181 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 66,388
NET ASSETS $ 63,223
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $36,563; Shares outstanding: 3,885,555) $ 9.41
I Class
(Net assets: $26,660; Shares outstanding: 2,833,626) $ 9.41

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 1,580
Dividend 25
Securities lending 4
Total income 1,609
Expenses
Investment management 83
Shareholder servicing
Investor Class $ 18
I Class 4 22
Prospectus and shareholder reports
Investor Class 3
I Class 1 4
Custody and accounting 109
Registration 26
Legal and audit 19
Miscellaneous 8
Waived / paid by Price Associates (166)
Total expenses 105
Net investment income 1,504

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 117
Futures 57
Swaps 8
Net realized gain 182
Change in net unrealized gain / loss
Securities 439
Futures (4)
Swaps 2
Change in net unrealized gain / loss 437
Net realized and unrealized gain / loss 619
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,123

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,504 $ 2,414
Net realized gain (loss) 182 (834)
Change in net unrealized gain / loss 437 1,219
Increase in net assets from operations 2,123 2,799
Distributions to shareholders
Net earnings
Investor Class (895) (1,485)
I Class (616) (921)
Decrease in net assets from distributions (1,511) (2,406)
Capital share transactions
*
Shares sold
Investor Class 8,417 11,735
I Class 9,104 9,290
Distributions reinvested
Investor Class 408 604
I Class 548 803
Shares redeemed
Investor Class (6,625) (8,036)
I Class (4,183) (8,181)
Increase in net assets from capital share
transactions 7,669 6,215
Net Assets
Increase during period 8,281 6,608
Beginning of period 54,942 48,334
End of period $ 63,223 $ 54,942
*Share information (000s)
Shares sold
Investor Class 894 1,269
I Class 967 1,001
Distributions reinvested
Investor Class 44 65
I Class 58 87
Shares redeemed
Investor Class (705) (869)
I Class (445) (885)
Increase in shares outstanding 813 668

T. ROWE PRICE Short Duration Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration Income Fund (Investor Class)
and the Short Duration Income Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for

T. ROWE PRICE Short Duration Income Fund

federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are

T. ROWE PRICE Short Duration Income Fund

required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short Duration Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Short Duration Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 38,643 $ — $ 38,643
Bank Loans — 478 133 611
Corporate Bonds — 23,280 100 23,380
Short-Term Investments 562 549 — 1,111
Securities Lending Collateral 1,924 — — 1,924
Total Securities 2,486 62,950 233 65,669
Swaps* — 6 — 6
Futures Contracts* 57 — — 57
Total $ 2,543 $ 62,956 $ 233 $ 65,732
Liabilities
Futures Contracts* $ 54 $ — $ — $ 54
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Short Duration Income Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 57
Credit derivatives Centrally Cleared Swaps 6
*
Total $ 63
*
Liabilities
Interest rate derivatives Futures $ 54
Total $ 54
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 19 $ 57 $ — $ 76
Credit derivatives — — 8 8
Total $ 19 $ 57 $ 8 $ 84
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 6 $ (4) $ — $ 2
Credit derivatives — — 2 2
Total $ 6 $ (4) $ 2 $ 4
^ Options purchased are reported as securities.

T. ROWE PRICE Short Duration Income Fund

the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $179,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 27% and 38% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities,

T. ROWE PRICE Short Duration Income Fund

and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 44% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments

T. ROWE PRICE Short Duration Income Fund

are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $1,925,000 (3.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
0% and 3% of net assets.

T. ROWE PRICE Short Duration Income Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Short Duration Income Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE Short Duration Income Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Short Duration Income Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $1,872,000; the value of cash collateral and related investments was $1,924,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $19,267,000 and $11,402,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $19,359,000 and $18,310,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Short Duration Income Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $3,447,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $65,597,000. Net unrealized gain aggregated
$125,000 at period-end, of which $523,000 related to appreciated investments and $398,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price
Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price
Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of
$845 billion. At November 30, 2024, the effective annual group fee rate was
0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Short Duration Income Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $916,000 remain subject to repayment by the fund at November 30, 2024.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2024,
Investor
Class I Class
Expense limitation/I Class Limit 0.40% 0.01%
Expense limitation date 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(97) $(69)

T. ROWE PRICE Short Duration Income Fund

expenses incurred pursuant to these service agreements were $64,000 for
Price Associates and $12,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,975,000 shares of the Investor Class, representing 51%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health

T. ROWE PRICE Short Duration Income Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1305-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025